Annual Fund Operating Expenses - BARON GROWTH FUND	Sep. 30, 2025
BARON GROWTH FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.30%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.60%	[1]
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.30%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.34%	[1]
R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.30%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.34%	[1]

[1]	The expense information shown in the table has been restated to reflect current fees.